Material accounting policies	12 Months Ended
Dec. 31, 2025
Summary Of Material Accounting Policies [Abstract]
Material accounting policies	Material accounting policies
Basis of preparation
Compliance with International Financial Reporting Standards
The consolidated financial statements of the Company have been prepared in accordance with IFRS Accounting Standards and interpretations issued by the IFRS Interpretations Committee (“IFRS IC”) applicable to companies reporting under IFRS Accounting Standards. The consolidated financial statements comply with IFRS Accounting Standards as issued by the International Accounting Standards Board (“IASB”).
Basis of consolidation
A subsidiary is an entity over which the Company has control. The Company controls an entity when it has the power to direct its activities and has rights to its variable returns. Subsidiaries are fully consolidated from the date on which control is transferred to the Company and deconsolidated from the date that control ceases.
During the consolidation process intercompany transactions, balances, and unrealized gains on transactions between companies are eliminated. Unrealized losses are also eliminated unless there is evidence of an impairment of the transferred asset. In order to ensure consistency with the accounting policies of the Company, the accounting policies of subsidiaries have been changed where necessary.
Foreign currency translation
Items included in the consolidated financial statements of each of the Company’s entities are measured using the currency of the primary economic environment in which the entity operates (“functional currency”). In individual entities, transactions in foreign currencies are translated as of transaction date. Monetary assets and liabilities in foreign currencies are translated at month end rates. The Company’s reporting currency of the Company’s consolidated financial statements is the U.S. dollar (“USD”). Assets and liabilities denominated in foreign currencies are translated at the month-end spot exchange rates, income statement accounts are translated at average rates of exchange for the period presented, and equity is translated at historical exchange rates.
On consolidation, assets and liabilities of foreign operations reported in their local functional currencies are translated into USD. Differences arising from the retranslation of opening net assets of foreign operations, together with differences arising from the translation of the net results for the year of foreign operations, are recognized in other comprehensive income under currency translation adjustments. Gains or losses resulting from foreign currency transactions are included in net income.
The Company selected the U.S. dollar as its presentation currency for purposes of its consolidated financial statements instead of the Company’s functional currency, the Swiss franc, because of the global nature of its business, its expectation that an increasing portion of revenues and expenses will be denominated in USD, and its plans to continue to access U.S. capital markets.
Use of estimates
The preparation of consolidated financial statements in conformity with IFRS Accounting Standards requires the use of accounting estimates. It also requires management to exercise judgment in applying the Company’s accounting policies. The Company’s significant estimates and judgments included in the preparation of the consolidated financial statements are related to revenue recognition, capitalized internal software development costs, defined benefit liability and share-based compensation.
Disclosed in the corresponding sections within the footnotes are the areas which require a high degree of judgment, significant assumptions, and/or estimates.
Going concern basis
The consolidated financial statements have been prepared on a going concern basis (See Note 27 – “Capital management”).
Historical cost convention
The consolidated financial statements have been prepared on a historical cost basis except for certain assets and liabilities, which are carried at fair value.
Accounting policies
The material accounting policies adopted in the preparation of the consolidated financial statements have been consistently applied, unless otherwise stated.
Provisions and contingencies
Provisions comprise liabilities of uncertain timing or amount. The provisions and liabilities are recognized when the Company has a present legal or constructive obligation as a result of past events, it is probable that an outflow of resources will be required to settle the obligation, and the amount can be reliably estimated. Provisions are not recognized for future operating losses. Provisions are measured at the present value of management’s best estimate of the expenditure required to settle the present obligation at the end of the reporting period, unless the impact of discounting is immaterial. The discount rate used to determine the present value is a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability. The increase in the provision due to the passage of time is recognized as interest expense.
Contingent liabilities are possible obligations that arise from past events and whose existence will be confirmed only by the occurrence or non-occurrence of one or more uncertain future events not fully within the control of the Company.
The likelihood of occurrence of provisions and contingent liabilities requires use of judgment. Judgment is also required to determine if an outflow of economic resources is probable, or possible but not probable. Where it is probable, a liability is recognized, and further judgment is used to determine the level of the provision. Where it is possible but not probable, further judgment is used to determine if the likelihood is remote, in which case no disclosures are provided; if the likelihood is not remote then judgment is used to determine the contingent liability disclosed.
Financial assets classification
Upon recognition, financial assets are classified on the basis of how the financial assets are measured: at amortized cost or fair value through income.
The classification of financial assets at initial recognition depends on the financial asset’s contractual cash flow characteristics and the Company’s business model for managing them. Except for accounts receivable that do not contain a significant financing component, the Company initially measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through income, transaction costs. Accounts receivable that do not contain a significant financing component are measured at the transaction price.
The Company’s business model for managing financial assets is defined by whether cash flows will result from collecting contractual cash flows, selling the financial assets, or both. Financial assets held in order to collect contractual cash flows are measured at amortized cost. Financial assets held both to collect contractual cash flows and for sale are measured at fair value through other comprehensive income/loss.
Purchases or sales of financial assets that require delivery of assets within a time frame established by regulation or convention in the marketplace (regular way trades) are recognized on the trade date, i.e., the date that the Company commits to purchase or sell the asset.
Financial assets measured at amortized cost
Financial assets initially measured at amortized cost are subsequently measured using the effective interest rate (“EIR”) method and are subject to impairment. Gains and losses are recognized in income when the asset is derecognized, modified, or impaired. The Company’s financial assets at amortized cost include cash and accounts receivable.
Financial assets—derecognition
A financial asset (or, where applicable, a part of a financial asset or part of a group of similar financial assets) is primarily derecognized (i.e., removed from the Company’s consolidated balance sheet) when:
•the rights to receive cash flows from the asset have expired or;
•the Company has transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full without material delay to a third party under a ‘pass-through’ arrangement; and either;
•the Company has transferred substantially all the risks and rewards of the asset, or;
•the Company has neither transferred nor retained substantially all the risks and rewards of the asset but has transferred control of the asset.
When the Company has transferred its rights to receive cash flows from an asset or has entered into a pass-through arrangement, it evaluates if, and to what extent, it has retained the risks and rewards of ownership.
When the Company has neither transferred nor retained substantially all of the risks and rewards of the asset, nor transferred control of the asset, the Company continues to recognize the transferred asset to the extent of its continuing involvement. In that case, the Company also recognizes an associated liability. The transferred asset and the associated liability are measured on a basis that reflects the rights and obligations that the Company has retained.
Continuing involvement that takes the form of a guarantee over the transferred asset is measured at the lower of the original carrying amount of the asset and the maximum amount of consideration that the Company could be required to repay.
Financial assets—impairment
For cash and cash equivalents, the Company invests in short-term highly liquid assets where it has never incurred and does not expect to incur credit losses.
For accounts receivable the Company recognizes a loss allowance based on lifetime estimated credit losses (“ECL”) at each reporting date. When estimating the ECL the Company takes into consideration: readily available relevant and supportable information (this includes quantitative and qualitative data), the Company’s historical experience and forward-looking information specific to the receivables and the economic environment.
See Note 12 – “Accounts receivable” for further information about the Company’s accounting for trade receivables.
Financial liabilities classification
Financial liabilities are classified upon initial recognition as financial liabilities measured at fair value through income or at amortized cost. The Company’s financial liabilities include accounts payable and debt (including borrowings and lease liabilities), which are measured at amortized cost, and derivatives, which are measured at fair value through income.
Interest-bearing borrowings are initially recognized at fair value less directly attributable costs and subsequently measured at amortized cost using the EIR method. Gains and losses are recognized in income when the liabilities are derecognized as well as through the EIR amortization process.
Amortized cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the EIR. The EIR amortization is included as interest expense in the statement of loss.
Financial liabilities—derecognition
A financial liability is derecognized when the obligation under the liability is discharged or canceled or expires. When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as the derecognition of the original liability and the recognition of a new liability. The difference in the respective carrying amounts is recognized in the statements of loss.

Change in accounting policies

Statement of Cash Flows - Interest Classification

Effective January 1, 2025, the Company revised its accounting policy regarding the classification of interest paid and interest received in the Statement of Cash Flows. Interest paid was reclassified from Net cash flows used in operating activities to Net cash flows used in financing activities, and interest received was reclassified from Net cash flows used in operating activities to Net cash flows used in investing activities. The Company assessed the change in accounting policy under IAS 8, in accordance with the guidance regarding a voluntary change in accounting policy.

The reclassification of interest paid was elected to provide a more cohesive presentation of payments related to the Company’s borrowings and lease liabilities. Prior to the change in accounting policy, interest paid on borrowings and lease liabilities were classified as operating cash flows, while proceeds from borrowings, net of transaction costs and payments of principal portion of lease liabilities are classified as financing cash flows. The change aligns interest payments with their associated transactions.
In addition, the Company reclassified interest received to investing activities, as the majority of interest received relates to interest earned on cash and cash equivalents and short-term investments. The Company believes this updated classification better reflects the nature and source of these cash inflows and provides more relevant and reliable information.

The Company determined the voluntary change in accounting policy did not have an impact on basic and diluted earnings per share under IAS 33 - Earnings per Share.

The Company applied the change in accounting policy retrospectively and has recast prior period comparative information within the Statement of Cash Flows to ensure consistency and comparability with the current period presentation. As part of the retrospective application, cash flows changed as follows for the year ended December 31, 2024: Net cash used in operating activities increased by $1.7 million, Net cash flow used in investing activities decreased by $3.4 million, and Net cash flow provided by financing activities decreased by $1.7 million. Cash flows changed as follows for the year ended December 31, 2023: Net cash used in operating activities increased by $4.6 million, Net cash flow provided by investing activities increased by $4.7 million, and Net cash flow used in financing activities decreased by less than $0.1 million.
New standards, amendments to standards and interpretations
New standards, amendments to standards, and interpretations issued not yet effective
In April 2024, IFRS 18, Presentation and Disclosure in Financial Statements, was issued to achieve comparability of the financial performance of similar entities. The standard, which will replace IAS 1 impacts the presentation of primary financial statements and notes, including the statement of profit and loss where companies will be required to present separate categories of income and expense for operating, investing, and financing activities with prescribed subtotals for each new category. The standard will also require management-defined performance measures to be explained and included in a separate note within the consolidated financial statements. The standard is effective for annual reporting periods beginning on or after January 1, 2027, and requires retrospective application. While IFRS 18 will not change recognition criteria or measurement bases, it might have a significant impact on presenting information in the financial statements, in particular the income statement. The Company is currently assessing impacts and data readiness.
There are no other IFRS Accounting Standards or IFRS IC interpretations that are not yet effective and that could have a material impact to the consolidated financial statements.